Other Assets (Tables)	12 Months Ended
Dec. 31, 2019
Other Assets
Schedule of components of other assets

	December 31	December 31
	2019	2018
Equity investment in joint venture[1]	$366	$—
Goodwill	550	550
Intangible assets	22	71

	$938	$621

Schedule of net investment in MNR and their financial statements

December 31
2019
Initial capital on equity investment	$100
Additional capital to equity investment	266

$366

December 31
(expressed in thousands of Canadian dollars)	2019

Current assets:
Cash	$199
Work in progress	2,590
Other assets	374
Total current assets	$3,163
Current liabilities
Current payables and other liabilities	$2,433
Equity	730
Total liabilities and shareholders’equity	$3,163